Schedule of Investments (unaudited)	iShares® Currency Hedged JPX-Nikkei 400 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares JPX-Nikkei 400 ETF(a)	48,624	$3,500,442

Total Investment Companies — 99.9%
(Cost: $2,910,306)		3,500,442

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0%
(Cost: $1,000)		1,000

Total Investments in Securities — 99.9%
(Cost: $2,911,306)		3,501,442

Other Assets, Less Liabilities — 0.1%		4,458

Net Assets — 100.0%		$3,505,900

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000	$0	(a)	—	$—	$—	$1,000	1,000	$—	$—
iShares JPX-Nikkei 400 ETF	3,532,614	89,984		(44,682)	(879)	(76,595)	3,500,442	48,624	27,484	—
					$(879)	$(76,595)	$3,501,442		$27,484	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	3,534,957	JPY	386,609,000	MS	07/06/21	$54,867
USD	3,506,926	JPY	389,139,000	MS	08/04/21	3,218
						58,085
JPY	386,609,000	USD	3,483,381	MS	07/06/21	(3,292)
USD	9,994	JPY	1,110,000	MS	08/04/21	—
						(3,292)
	Net unrealized appreciation					$54,793

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged JPX-Nikkei 400 ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,500,442	$—	$—	$3,500,442
Money Market Funds	1,000	—	—	1,000
	$3,501,442	$—	$—	$3,501,442
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$58,085	$—	$58,085
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,292)	—	(3,292)
	$—	$54,793	$—	$54,793

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

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